Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The table below presents the Company’s liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2024 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Public placement warrant liability	$—	$—	$267	$267
Related party private placement warrant liability	—	—	133	133
Long-term debt, non-current	$—	$13,186	$—	$13,186
Total liabilities	$—	$13,186	$400	$13,586

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy as of December 31, 2023 (in thousands):

	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes, current	$—	$—	$15,604	$15,604
Related party convertible notes, current	—	—	2,133	2,133
Shared-based termination liability	—	—	6,349	6,349
Convertible preferred stock warrant liability	—	—	203	203
Long-term debt, non-current	—	$13,340	$—	$13,340
Total liabilities	$—	$13,340	$24,289	$37,629

Schedule of Changes in Fair Value

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

Public placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	25,174
Change in estimated fair value	(24,907)
Balance at December 31, 2024	$267
Related party private placement warrant liability
Balance at January 1, 2024	$—
Warrants assumed from the Merger	13,134
Change in estimated fair value	(13,001)
Balance at December 31, 2024	$133
Convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	15,323
Change in estimated fair value	281
Balance at January 1, 2024	$15,604
Note issuance during the period	17,559
Loss on extinguishment	22,183
Change in estimated fair value	31,664
Conversion into common stock	$(87,010)
Balance at December 31, 2024	$—
Related party convertible notes, current
Balance at January 1, 2023	$—
Note issuance during the period	2,018
Change in estimated fair value	115
Balance at January 1, 2024	$2,133
Note issuance during the period	5,084
Loss on extinguishment	4,176
Change in estimated fair value	3,752
Conversion into common stock	(15,145)
Balance at December 31, 2024	$—
Share-based termination liability
Balance at January 1, 2023	$—
Addition during the period	6,053
Change in estimated fair value	296
Balance at January 1, 2024	$6,349
Change in estimated fair value	979
Liability settlement due to issuance of common stock	$(7,328)
Balance at December 31, 2024	$—
Convertible preferred stock warrants liability
Balance at January 1, 2023	$330
Change in estimated fair value	(127)
Balance at January 1, 2024	$203
Change in estimated fair value	(6)
Conversion into Private Warrants	(197)
Balance at December 31, 2024	—